Note 4 - Tax Status	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]
4.	Tax Status

The Internal Revenue Service (“IRS”) has determined and informed the Employer by a letter dated June 23, 2017 that the Plan is designed in accordance with applicable sections of the Internal Revenue Code (“IRC”) contingent upon the adoption of certain proposed amendments that were submitted in a letter to the IRS on June 9, 2017 and have been adopted by the Plan. On December 30, 2021, the Plan was amended and restated effective January 1, 2022. The Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.